Segment and geographical information (Tables)	6 Months Ended
Jun. 30, 2011
Segment and geographical information
Aggregated results by segment before eliminations
Three-month period ended (unaudited)
	June 30, 2011							March 31, 2011							June 30, 2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated
RESULTS
Gross revenues	20,585	2,515	927	545	105	(9,332)	15,345	16,488	3,088	831	389	185	(7,433)	13,548	13,148	2,379	221	457	143	(6,418)	9,930

Cost and expenses	(12,352)	(1,813)	(718)	(465)	(240)	9,332	(6,256)	(10,003)	(1,873)	(688)	(351)	(311)	7,433	(5,793)	(8,270)	(1,857)	(211)	(344)	(99)	6,418	(4,363)
Research and development	(130)	(98)	(16)	(30)	(89)	—	(363)	(112)	(74)	(18)	(21)	(117)	—	(342)	(72)	(58)	(5)	(11)	(43)	—	(189)
Gain on sale of assets	—	—	—	—	—	—	—	—	1,513	—	—	—	—	1,513	—	—	—	—	—	—	—
Depreciation, depletion and amortization	(438)	(350)	(129)	(60)	(2)	—	(979)	(434)	(357)	(117)	(44)	(5)	—	(957)	(362)	(330)	(17)	(38)	(1)	—	(748)
Operating income (loss)	7,665	254	64	(10)	(226)	—	7,747	5,939	2,297	8	(27)	(248)	—	7,969	4,444	134	(12)	64	—	—	4,630
Financial income	727	(23)	17	6	9	(510)	226	838	2	16	3	2	(696)	165	745	388	1	2	(188)	(879)	69
Financial expenses	(771)	(211)	(23)	(16)	(3)	510	(514)	(1,022)	(230)	(9)	(15)	(2)	696	(582)	(961)	(625)	(1)	(11)	205	879	(514)
Gains (losses) on derivatives, net	327	31	—	—	—	—	358	251	(12)	—	—	—	—	239	(157)	40	—	—	5	—	(112)
Foreign exchange and monetary gains (losses), net	557	(7)	35	(7)	—	—	578	18	13	56	(7)	—	—	80	119	(55)	2	(1)	1	—	66
Discontinued operations, net of tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(6)	—	—	—	—	(6)
Equity in results of affiliates, joint ventures and others investments	339	(2)	—	33	36	—	406	258	(3)	—	36	(11)	—	280	250	1	—	23	9	—	283
Income taxes	(2,120)	(228)	(57)	(2)	—	—	(2,407)	(981)	(401)	3	2	—	—	(1,377)	(743)	74	3	5	—	—	(661)
Noncontrolling interests	1	33	(1)	—	25	—	58	2	14	4	—	32	—	52	2	(48)	—	—	(4)	—	(50)
Net income attributable to the Company’s stockholders	6,725	(153)	35	4	(159)	—	6,452	5,303	1,680	78	(8)	(227)	—	6,826	3,699	(97)	(7)	82	28	—	3,705

Sales classified by geographic destination:
Foreign market
America, except United States	576	256	8	—	2	(284)	558	472	540	19	2	2	(308)	727	391	252	—	—	5	(259)	389
United States	5	402	1	—	—	(2)	406	6	479	—	—	2	(12)	475	12	161	—	—	—	(10)	163
Europe	4,520	836	60	—	2	(2,350)	3,068	3,680	677	32	2	12	(1,767)	2,636	3,331	785	—	—	—	(1,735)	2,381
Middle East/Africa/Oceania	718	58	—	—	—	(360)	416	853	16	—	—	—	(413)	456	747	55	—	—	—	(344)	458
Japan	2,631	302	—	—	—	(1,144)	1,789	1,979	377	—	—	—	(847)	1,509	1,260	330	—	—	—	(518)	1,072
China	8,892	340	—	—	—	(4,227)	5,005	6,825	397	—	—	41	(3,239)	4,024	5,332	173	—	—	—	(2,711)	2,794
Asia, other than Japan and China	1,654	318	17	—	—	(791)	1,198	1,365	406	14	—	—	(601)	1,184	965	466	—	—	—	(515)	916
Brazil	1,589	3	841	545	101	(174)	2,905	1,308	196	766	385	128	(246)	2,537	1,110	157	221	457	138	(326)	1,757
	20,585	2,515	927	545	105	(9,332)	15,345	16,488	3,088	831	389	185	(7,433)	13,548	13,148	2,379	221	457	143	(6,418)	9,930

	six-month period ended (unaudited)
	June 30, 2011							June 30, 2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Elimination	Consolidated
RESULTS
Gross revenues	37,073	5,603	1,758	934	290	(16,765)	28,893	20,851	4,512	286	809	220	(9,900)	16,778
Cost and expenses	(22,355)	(3,686)	(1,406)	(816)	(551)	16,765	(12,049)	(13,363)	(3,717)	(250)	(636)	(168)	9,900	(8,234)
Research and development	(242)	(172)	(34)	(51)	(206)	—	(705)	(116)	(100)	(12)	(22)	(111)	—	(361)
Gain on sale of assets	—	1,513	—	—	—	—	1,513	—	—	—	—	—	—	—
Depreciation, depletion and amortization	(872)	(707)	(246)	(104)	(7)	—	(1,936)	(738)	(655)	(24)	(73)	(1)	—	(1,491)
Operating income (loss)	13,604	2,551	72	(37)	(474)	—	15,716	6,634	40	—	78	(60)	—	6,692
Financial income	1,565	(21)	33	9	11	(1,206)	391	1,311	386	1	3	—	(1,584)	117
Financial expenses	(1,793)	(441)	(32)	(31)	(5)	1,206	(1,096)	(1,718)	(824)	(1)	(18)	(2)	1,584	(979)
Gains (losses) on derivatives, net	578	19	—	—	—	—	597	(356)	9	—	—	5	—	(342)
Foreign exchange and monetary gains (losses), net	575	6	91	(14)	—	—	658	66	(29)	2	(3)	—	—	36
Discontinued operations, net of tax	—	—	—	—	—	—	—	—	(151)	—	—	—	—	(151)
Equity in results of affiliates, joint ventures and others investments	597	(5)	—	69	25	—	686	308	7	—	35	29	—	379
Income taxes	(3,101)	(629)	(54)	—	—	—	(3,784)	(596)	141	3	9	21	—	(422)
Noncontrolling interests	3	47	3	—	57	—	110	2	(19)	—	—	(4)	—	(21)
Net income attributable to the Company’s stockholders	12,028	1,527	113	(4)	(386)	—	13,278	5,651	(440)	5	104	(11)	—	5,309

Sales classified by geographic destination:
Foreign market
America, except United States	1,048	796	27	2	4	(592)	1,285	584	523	—	12	7	(404)	722
United States	11	881	1	—	2	(14)	881	13	309	—	—	2	(26)	298
Europe	8,200	1,513	92	2	14	(4,117)	5,704	5,482	1,450	—	—	2	(3,196)	3,738
Middle East/Africa/Oceania	1,571	74	—	—	—	(773)	872	940	104	—	—	—	(357)	687
Japan	4,610	679	—	—	—	(1,991)	3,298	2,466	602	—	—	—	(1,164)	1,904
China	15,717	737	—	—	41	(7,466)	9,029	8,007	374	—	—	—	(3,427)	4,954
Asia, other than Japan and China	3,019	724	31	—	—	(1,392)	2,382	1,416	792	—	—	—	(748)	1,460
Brazil	2,897	199	1,607	930	229	(420)	5,442	1,943	358	286	797	209	(578)	3,015
	37,073	5,603	1,758	934	290	(16,765)	28,893	20,851	4,512	286	809	220	(9,900)	16,778

Disaggregated result by operating segment after eliminations

	Three-month period ended (unaudited)
	June 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	9,102	(134)	8,968	(2,157)	6,811	(347)	6,464	33,602	1,259	123
Pellets	2,122	(73)	2,049	(778)	1,271	(31)	1,240	2,678	—	1,093
Manganese	52	(2)	50	(48)	2	(4)	(2)	25	1	—
Ferroalloys	150	(15)	135	(96)	39	(16)	23	321	10	—
Coal	256	—	256	(276)	(20)	(40)	(60)	3,686	218	262
	11,682	(224)	11,458	(3,355)	8,103	(438)	7,665	40,312	1,488	1,478
Base Metals
Nickel and other products (*)	1,966	—	1,966	(1,411)	555	(326)	229	29,801	613	13
Copper concentrate	264	(1)	263	(214)	49	(24)	25	4,206	348	133
Aluminum products	—	—	—	—	—	—	—	—	—	3,686
	2,230	(1)	2,229	(1,625)	604	(350)	254	34,007	961	3,832
Fertilizers
Potash	68	(3)	65	(66)	(1)	(18)	(19)	1,846	293	—
Phosphates	586	(22)	564	(404)	160	(62)	98	7,132	96	—
Nitrogen	194	(25)	169	(151)	18	(49)	(31)	1,592	45	—
Others fertilizers products	19	(3)	16	—	16	—	16	—	—	—
	867	(53)	814	(621)	193	(129)	64	10,570	434	—

Logistics
Railroads	357	(54)	303	(277)	26	(45)	(19)	1,464	66	565
Ports	119	(14)	105	(81)	24	(15)	9	739	23	—
Ships	—	—	—	—	—	—	—	1,482	140	141
	476	(68)	408	(358)	50	(60)	(10)	3,685	229	706
Others	90	(10)	80	(304)	(224)	(2)	(226)	3,103	368	2,536
Gain on sale of assets	—	—	—	—	—	—	—	—	—	—
	15,345	(356)	14,989	(6,263)	8,726	(979)	7,747	91,677	3,480	8,552

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Three-month period ended (unaudited)
	March 31, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	7,287	(110)	7,177	(1,736)	5,441	(357)	5,084	29,377	1,177	125
Pellets	1,878	(61)	1,817	(840)	977	(36)	941	2,551	353	1,035
Manganese	43	(2)	41	(21)	20	(5)	15	20	—	—
Ferroalloys	157	(12)	145	(111)	34	(11)	23	308	11	—
Coal	154	—	154	(253)	(99)	(25)	(124)	3,409	388	244
	9,519	(185)	9,334	(2,961)	6,373	(434)	5,939	35,665	1,929	1,404
Base Metals
Nickel and other products (*)	2,115	—	2,115	(1,150)	965	(338)	627	29,409	371	16
Copper concentrate	251	(17)	234	(132)	102	(18)	84	3,519	170	110
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,689
	2,749	(22)	2,727	(1,586)	1,141	(357)	784	32,928	557	3,815
Fertilizers
Potash	62	(4)	58	(69)	(11)	(7)	(18)	1,764	7	—
Phosphates	536	(28)	508	(408)	100	(87)	13	7,811	127	—
Nitrogen	172	(23)	149	(127)	22	(23)	(1)	839	—	—
Others fertilizers products	17	(3)	14	—	14	—	14	—	—	—
	787	(58)	729	(604)	125	(117)	8	10,414	134	—

Logistics
Railroads	250	(45)	205	(197)	8	(37)	(29)	1,383	36	534
Ports	78	(9)	69	(60)	9	(7)	2	469	37	—
Ships	—	—	—	—	—	—	—	770	23	137
	328	(54)	274	(257)	17	(44)	(27)	2,622	96	671
Others	165	(16)	149	(392)	(243)	(5)	(248)	4,869	97	2,436
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	13,548	(335)	13,213	(4,287)	8,926	(957)	7,969	86,498	2,813	8,326

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Three-month period ended (unaudited)
	June 30, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	5,435	(87)	5,348	(1,658)	3,690	(297)	3,393	26,408	1,039	88
Pellets	1,618	(62)	1,556	(524)	1,032	(34)	998	1,698	77	1,254
Manganese	89	(6)	83	(47)	36	(4)	32	23	—	—
Ferroalloys	170	(16)	154	(79)	75	(6)	69	240	3	—

Coal	185	—	185	(217)	(32)	(16)	(48)	1,734	123	186
	7,497	(171)	7,326	(2,525)	4,801	(357)	4,444	30,103	1,242	1,528
Base Metals
Nickel and other products (*)	874	—	874	(640)	234	(246)	(12)	27,471	386	22
Copper concentrate	207	(3)	204	(145)	59	(22)	37	2,662	307	69
Aluminum products	655	(3)	652	(481)	171	(62)	109	228	—	140
	1,736	(6)	1,730	(1,266)	464	(330)	134	30,361	693	231
Fertilizers
Potash	55	(3)	52	(42)	10	(6)	4	1,889	2	—
Phosphates	155	(15)	140	(145)	(5)	(11)	(16)	7,153	44	—
	210	(18)	192	(187)	5	(17)	(12)	9,042	46	—
Logistics
Railroads	301	(45)	256	(190)	66	(32)	34	1,944	25	486
Ports	106	(14)	92	(51)	41	(5)	36	245	1	—
Ships	2	—	2	(7)	(5)	(1)	(6)	—	—	121
	409	(59)	350	(248)	102	(38)	64	2,189	26	607
Others	78	(18)	60	(54)	6	(6)	—	2,054	229	2,078
	9,930	(272)	9,658	(4,280)	5,378	(748)	4,630	73,749	2,236	4,444

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Six-month period ended (unaudited) June 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	16,389	(244)	16,145	(3,893)	12,252	(704)	11,548	33,602	2,436	123
Pellets	4,000	(134)	3,866	(1,618)	2,248	(67)	2,181	2,678	353	1,093
Manganese	95	(4)	91	(69)	22	(9)	13	25	1	—
Ferroalloys	307	(27)	280	(207)	73	(27)	46	321	21	—
Coal	410	—	410	(529)	(119)	(65)	(184)	3,686	606	262
	21,201	(409)	20,792	(6,316)	14,476	(872)	13,604	40,312	3,417	1,478
Base Metals
Nickel and other products (*)	4,081	—	4,081	(2,561)	1,520	(664)	856	29,801	984	13
Copper concentrate	515	(18)	497	(346)	151	(42)	109	4,206	518	133
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,686
	4,979	(23)	4,956	(3,211)	1,745	(707)	1,038	34,007	1,518	3,832
Fertilizers
Potash	130	(7)	123	(135)	(12)	(25)	(37)	1,846	300	—
Phosphates	1,122	(50)	1,072	(812)	260	(149)	111	7,132	223	—
Nitrogen	366	(48)	318	(278)	40	(72)	(32)	1,592	45	—
Others fertilizers products	36	(6)	30	—	30	—	30	—	—	—
	1,654	(111)	1,543	(1,225)	318	(246)	72	10,570	568	—

Logistics
Railroads	607	(99)	508	(474)	34	(82)	(48)	1,464	102	565
Ports	197	(23)	174	(141)	33	(22)	11	739	60	—
Ships	—	—	—	—	—	—	—	1,482	163	141
	804	(122)	682	(615)	67	(104)	(37)	3,685	325	706
Others	255	(26)	229	(696)	(467)	(7)	(474)	3,103	465	2,536
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	28,893	(691)	28,202	(10,550)	17,652	(1,936)	15,716	91,677	6,293	8,552

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Six-month period ended (unaudited) June 30, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	9,182	(157)	9,025	(3,107)	5,918	(622)	5,296	26,408	1,593	88
Pellets	2,393	(130)	2,263	(956)	1,307	(58)	1,249	1,698	129	1,254
Manganese	147	(6)	141	(62)	79	(5)	74	23	—	—
Ferroalloys	312	(32)	280	(151)	129	(17)	112	240	8	—
Coal	312	—	312	(378)	(66)	(31)	(97)	1,734	152	186
	12,346	(325)	12,021	(4,654)	7,367	(733)	6,634	30,103	1,882	1,528
Base Metals
Nickel and other products (*)	1,621	—	1,621	(1,298)	323	(485)	(162)	27,471	708	22
Copper concentrate	387	(10)	377	(268)	109	(40)	69	2,662	531	69
Aluminum products	1,254	(13)	1,241	(978)	263	(122)	141	228	61	140
	3,262	(23)	3,239	(2,544)	695	(647)	48	30,361	1,300	231
Fertilizers
Potash	120	(6)	114	(85)	29	(13)	16	1,889	7	—
Phosphates	155	(15)	140	(145)	(5)	(11)	(16)	7,153	44	—
	275	(21)	254	(230)	24	(24)	—	9,042	51	—

Logistics
Railroads	537	(87)	450	(342)	108	(59)	49	1,944	46	486
Ports	181	(24)	157	(106)	51	(11)	40	245	3	—
Ships	5	—	5	(13)	(8)	(3)	(11)	—	—	121
	723	(111)	612	(461)	151	(73)	78	2,189	49	607
Others	172	(36)	136	(190)	(54)	(14)	(68)	2,054	771	2,078
	16,778	(516)	16,262	(8,079)	8,183	(1,491)	6,692	73,749	4,053	4,444

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).